OPERATING REVENUES	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
OPERATING REVENUES	OPERATING REVENUES
The Company derived its revenues from contracts with customers for the following products and services:
a.Disaggregation of revenues

	For the Year Ended December 31,
	2025	2024	2023
Products and services

Sales of hardware and related revenue	$108,137	$148,637	$194,018
Battery swapping service revenue	149,007	137,891	131,785
Leasing service revenue	13,169	13,588	13,253
Other revenue	11,167	10,525	10,790
	$281,480	$310,641	$349,846
b.Contract balances

	As of December 31,		As of January 1,
	2025	2024	2024
Trade receivables (Note 5)	$18,688	$16,977	$17,135
Contract liabilities
Sales of hardware and battery swapping service revenues	$12,008	$16,575	$11,606
The Company recognized revenues from contract liabilities as of January 1, 2025, 2024 and 2023 amounting to $11.4 million, $9.1 million and $11.4 million for the years ended December 31, 2025, 2024 and 2023, respectively.